Other Long-Term Liabilities	12 Months Ended
Mar. 31, 2024
Text Block [Abstract]
Other Long-Term Liabilities
22.	OTHER LONG-TERM LIABILITIES

As at,	March 31, 2024	March 31, 2023

The carrying amount of the following other long term liabilities:

Accrued interest payable, Provincial MENDM Loan	$3.5	$2.6

Financing arrangement	10.4	-

Long-term disability plan obligation	0.9	0.7

Long-term portion of lease liability	2.2	0.4

	$17.0	$3.7

Accrued interest payable, Provincial MENDM Loan
As disclosed in Note 18, the Company has entered into an agreement with the Ministry of Energy, Northern Development and Mines under which the Company received a $60.0 million low interest loan. At March 31, 2024, the accrued interest payable under this agreement was $3.5 million (March 31, 2023 – $2.6 million).
Financing arrangement
On December 7, 2023, the Company completed a financing arrangement with the Bank of Montreal for total cash consideration of $11.7 million. The financing arrangement bears interest at 7.5% with monthly payments of $0.1 million. At March 31, 2024, current portion totalling $0.9 million is presented in current portion of other long-term liabilities on the consolidated statements of financial position.

Long-term disability plan obligation
The Company maintains a long-term disability plan. Under this plan, the Company offers continuation of medical and dental benefits for employees on long-term disability leaves of absence. The Company recognizes the present value of the long-term disability benefit obligation based on the number of employees on long-term disability. The most recent actuarial determination of the Company’s long-term disability obligation was carried out at March 31, 2024. At March 31, 2024, the long-term disability plan had a carrying value of $0.9 million (March 31, 2023 - $0.7 million).